Other liabilities	12 Months Ended
Dec. 31, 2014
Other liabilities

9. Other liabilities

Other accrued liabilities (current) are comprised of the following:

December 31 (millions)	2014	2013
Payrolls and commissions	$109.3	$103.9
Accrued vacations	60.8	67.2
Income taxes	58.3	40.9
Taxes other than income taxes	53.8	62.4
Postretirement	22.6	25.1
Accrued interest	4.9	4.9
Other	75.4	71.3
Total other accrued liabilities	$385.1	$375.7